Document And Entity Information	3 Months Ended
Mar. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	GLOBAL CLEAN ENERGY, INC.
Document Type	Other
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	245,968,911
Amendment Flag	false
Entity Central Index Key	0000751406
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q1